Finance Subsidiaries-Receivables, Net (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	¥ 4,031,792	¥ 4,027,678
Retained interests in securitizations		27,555
Total	4,031,792	4,055,233
Less:
Allowance for credit losses	28,437	37,320
Allowance for losses on lease residual values	7,225	9,253
Unearned interest income and fees	19,916	27,672
Finance receivables, net	3,976,214	3,980,988
Finance subsidiaries-receivables, net	3,479,981	3,461,493
Less current portion	1,131,068	1,100,158
Noncurrent finance subsidiaries-receivables, net	2,348,913	2,361,335
Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	3,368,014	3,246,493
Less:
Allowance for credit losses	25,578
Direct financing leases
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	362,136	449,459
Less:
Allowance for credit losses	1,455
Finance subsidiaries-receivables, net	333,979	411,228
Wholesale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	301,642
Less:
Allowance for credit losses	1,404
Wholesale | Wholesale flooring
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	267,526	301,418
Wholesale | Commercial loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	34,116	30,308
Trade receivables, net
Less:
Finance receivables, net	332,195	361,882
Other assets, net
Less:
Finance receivables, net	¥ 164,038	¥ 157,613